Fees Summary	Mar. 23, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	276,558.42
Total Transaction Valuation	2,002,595,339.00
Total Offset Amount	0.00
Net Fee	$ 276,558.42
Offering Table N/A
Offset Table N/A	N/A